GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin  53202-3580

Telephone:  (414) 273-3500     Fax:  (414) 273-5198

May 1, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:

Lifetime Achievement Fund, Inc. (Registration Nos. 333-95817; 811-09749)

Ladies and Gentlemen:

On behalf of Lifetime Achievement Fund, Inc. (the “Company”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), we hereby file the form of the Company’s Prospectus which will be used by the Company after April 28, 2006, the effective date of Post-Effective Amendment No. 8 to the Company’s Registration Statement on Form N-1A.

In addition, please note that in lieu of filing the form of the Company’s Statement of Additional Information included in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which will be used by the Company after the effective date of Post-Effective Amendment No. 8 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 8.  The text of Post-Effective Amendment No. 8 was filed electronically via EDGAR on April 17, 2006.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Andrew O. Christianson

Andrew O. Christianson

cc:

Deborah L. Koch

Pamela A. Krill

Michael R. Thill